Quarterly Financial Data (Unaudited) (Restated) (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of balance sheet
	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$296,759	$-	$296,759
Prepaid assets	7,415	-	7,415
Total Current Assets	304,174	-	304,174
			-
Cash and investments held in Trust Account	116,012,861	-	116,012,861
Total Assets	$116,317,035	$-	$116,317,035

Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)
Accounts payable and accrued expenses	$4,069	$-	$4,069
Promissory note - related party	300,000	-	300,000
Total Current Liabilities	304,069	-	304,069

Warrants liabilities	585,321	-	585,321
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	4,910,187	-	4,910,187

Commitments and Contingencies

Ordinary shares subject to possible redemption, 10,535,331 and 11,487,992 shares as previously reported and as restated, respectively, at conversion value of $10.10 per share	106,406,842	9,606,019	116,012,861

Shareholders’ Equity (Deficit):
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,154,419 and 3,201,758 shares (excluding 10,535,331 and 11,487,992 shares subject to possible redemption) as previously reported and as restated, respectively	4,043,035	(4,043,035)	-
Retained earnings (accumulated deficit)	956,971	(5,562,984)	(4,606,013)
Total Shareholders’ Equity (Deficit)	5,000,006	(9,606,019)	(4,606,013)

Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)	$116,317,035	$-	$116,317,035

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$165,890	$-	$165,890
Prepaid assets	1,651	-	1,651
Total Current Assets	167,541	-	167,541
			-
Cash and investments held in Trust Account	116,706,912	-	116,706,912
Total Assets	$116,874,453	$-	$116,874,453

Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)
Accounts payable and accrued expenses	$4,272	$-	$4,272
Promissory note - related party	300,000	-	300,000
Total Current Liabilities	304,272	-	304,272

Warrants liabilities	568,672	-	568,672
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	4,893,741	-	4,893,741

Commitments and Contingencies

Ordinary shares subject to possible redemption, 10,529,597 and 11,487,992 shares as previously reported and as restated, respectively, at conversion value of $10.16 per share	106,980,704	9,726,208	116,706,912

Shareholders’ Equity (Deficit):
Preference shares no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,160,153 and 3,201,758 shares (excluding 10,529,597 and 11,487,992 shares subject to possible redemption) as previously reported and as restated, respectively	3,469,173	(3,469,173)	-
Retained earnings (accumulated deficit)	1,530,835	(6,257,035)	(4,726,200)
Total Shareholders’ Equity (Deficit)	5,000,008	(9,726,208)	(4,726,200)

Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)	$116,874,453	$-	$116,874,453

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$1,237,095	$-	$1,237,095
Total Current Assets	1,237,095	-	1,237,095
			-
Cash and investments held in Trust Account	117,324,145	-	117,324,145
Total Assets	$118,561,240	$-	$118,561,240

Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit):
Accounts payable and accrued expenses	$5,675	$-	$5,675
Promissory note	1,148,800	-	1,148,800
Promissory note - related party	300,000	-	300,000
Total Current Liabilities	1,454,475	-	1,454,475

Warrants liabilities	548,309	-	548,309
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	6,023,581	-	6,023,581

Commitments and Contingencies

Ordinary shares subject to possible redemption, 10,532,581 and 11,487,992 shares as previously reported and as restated, respectively, at conversion value of $10.21 per share	107,537,651	9,786,494	117,324,145

Shareholders’ Equity (Deficit):
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,157,169 and 3,201,758 shares (excluding 10,532,581 and 11,487,992 shares subject to possible redemption) as previously reported and as restated, respectively	2,912,226	(2,912,226)	-
Retained earnings (accumulated deficit)	2,087,782	(6,874,268)	(4,786,486)
Total Shareholders’ Equity (Deficit)	5,000,008	(9,786,494)	(4,786,486)

Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)	$118,561,240	$-	$118,561,240

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$11,178	$-	$11,178
Prepaid assets	48,625	-	48,625
Total Current Assets	59,803	-	59,803
			-
Cash and investments held in Trust Account	120,728,495	-	120,728,495
Total Assets	$120,788,298	$-	$120,788,298

Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)
Accounts payable and accrued expenses	$105,043	$-	$105,043
Promissory note	1,648,800	-	1,648,800
Promissory note - related party	1,080,000	-	1,080,000
Total Current Liabilities	2,833,843	-	2,833,843

Warrants liabilities	516,901	-	516,901
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	7,371,541	-	7,371,541

Commitments and Contingencies

Ordinary shares subject to possible redemption, 10,315,581 and 11,487,992 shares as previously reported and as restated, respectively, at conversion value of $10.51 per share	108,416,755	12,311,740	120,728,495

Shareholders’ Equity (Deficit):
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,324,988 and 3,201,758 shares (excluding 10,315,581 and 11,487,992 shares subject to possible redemption) as previously reported and as restated, respectively	2,033,122	(2,033,122)	-
Retained earnings (accumulated deficit)	2,966,880	(10,278,618)	(7,311,738)
Total Shareholders’ Equity (Deficit)	5,000,002	(12,311,740)	(7,311,738)

Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)	$120,788,298	$-	$120,788,298

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$9,289	$-	$9,289
Prepaid assets	36,010	-	36,010
Total Current Assets	45,299	-	45,299
			-
Cash and investments held in Trust Account	14,993,648	-	14,993,648
Total Assets	$15,038,947	$-	$15,038,947

Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)
Accounts payable and accrued expenses	$156,574	$-	$156,574
Due to related party	100,005	-	100,005
Promissory note	1,748,800	-	1,748,800
Promissory note - related party	1,080,000	-	1,080,000
Total Current Liabilities	3,085,379	-	3,085,379

Warrants liabilities	510,839	-	510,839
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	7,617,015	-	7,617,015

Commitments and Contingencies

Ordinary shares subject to possible redemption, 228,484 and 1,414,480 shares as previously reported and as restated, respectively, at conversion value of $10.60 per share	2,421,929	12,571,719	14,993,648

Shareholders’ Equity (Deficit):
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,387,754 and 3,201,758 shares (excluding 228,484 and 1,414,480 shares subject to possible redemption) as previously reported and as restated, respectively	2,148,830	(2,148,830)	-
Retained earnings (accumulated deficit)	2,851,173	(10,422,889)	(7,571,716)
Total Shareholders’ Equity (Deficit)	5,000,003	(12,571,719)	(7,571,716)

Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)	$15,038,947	$-	$15,038,947

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$1,595	$-	$1,595
Prepaid assets	19,385	-	19,385
Total Current Assets	20,980	-	20,980
			-
Cash and investments held in Trust Account	15,174,028	-	15,174,028
Total Assets	$15,195,008	$-	$15,195,008

Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)
Accounts payable and accrued expenses	$187,604	$-	$187,604
Due to related party	205,000	-	205,000
Promissory notes	1,868,800	-	1,868,800
Promissory note - related party	1,080,000	-	1,080,000
Total Current Liabilities	3,341,404	-	3,341,404

Warrants liabilities	495,105	-	495,105
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	7,857,306	-	7,857,306

Commitments and Contingencies

Ordinary shares subject to possible redemption, 217,866 and 1,414,480 shares as previously reported and as restated, respectively, at conversion value of $10.73 per share	2,337,698	12,836,330	15,174,028

Shareholders’ Equity (Deficit):
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,398,372 and 3,201,758 shares (excluding 217,866 and 1,414,480 shares subject to possible redemption) as previously reported and as restated, respectively	2,233,061	(2,233,061)	-
Retained earnings (accumulated deficit)	2,766,943	(10,603,269)	(7,836,326)
Total Shareholders’ Equity (Deficit)	5,000,004	(12,836,330)	(7,836,326)

Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)	$15,195,008	$-	$15,195,008

Schedule of operations
	Three Months Ended March 31, 2019
	As Previously		As
	Reported	Adjustments	Restated
Operating costs	$153,741	$-	$153,741
Loss from operations	(153,741)	-	(153,741)

Other income:
Interest income - bank	143	-	143
Interest income	688,610	-	688,610
Change in fair value of warrant liabilities	25,857	-	25,857
Total other income	714,610	-	714,610

Net income	$560,869	$-	$560,869
Less: income attributable to ordinary shares subject to possible redemption	(631,524)	631,524	-
Adjusted net loss	$(70,655)	$70,655	$-

Basic and diluted weighted average redeemable ordinary shares outstanding	-	11,487,992	11,487,992
Basic and diluted net loss per redeemable ordinary share	$-	$(0.01)	$(0.01)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,147,322	(945,564)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.02)	$0.01	$(0.01)

	Three Months Ended June 30, 2019			Six Months Ended June 30, 2019
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Operating costs	$137,145	$-	$137,145	$290,886	$-	$290,886
Loss from operations	(137,145)	-	(137,145)	(290,886)	-	(290,886)

Other income:
Interest income - bank	309	-	309	452	-	452
Interest income	694,051	-	694,051	1,382,661	-	1,382,661
Change in fair value of warrant liabilities	16,649	-	16,649	42,506	-	42,506
Total other income	711,009	-	711,009	1,425,619	-	1,425,619

Net income	$573,864	$-	$573,864	$1,134,733	$-	$1,134,733
Less: income attributable to ordinary shares subject to possible redemption	(636,167)	636,167	-	(1,267,347)	1,267,347	-
Adjusted net loss	$(62,303)	$62,303	$-	$(132,614)	$132,614	$-

Basic and diluted weighted average redeemable ordinary shares outstanding	-	11,487,992	11,487,992	-	11,487,992	11,487,992
Basic and diluted net loss per redeemable ordinary share	$-	$(0.01)	$(0.01)	$-	$(0.02)	$(0.02)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,154,419	(952,661)	3,201,758	4,150,890	(949,132)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.01)	$0.00	$(0.01)	$(0.03)	$0.01	$(0.02)

	Three Months Ended September 30, 2019			Nine Months Ended September 30, 2019
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Operating costs	$80,795	$-	$80,795	$371,681	$-	$371,681
Loss from operations	(80,795)	-	(80,795)	(371,681)	-	(371,681)

Other income:
Interest income - bank	146	-	146	598	-	598
Interest income	617,233	-	617,233	1,999,894	-	1,999,894
Change in fair value of warrant liabilities	20,363	-	20,363	62,869	-	62,869
Total other income	637,742	-	637,742	2,063,361	-	2,063,361

Net income	$556,947	$-	$556,947	$1,691,680	$-	$1,691,680
Less: income attributable to ordinary shares subject to possible redemption	(565,879)	565,879	-	(1,833,503)	1,833,503	-
Adjusted net loss	$(8,932)	$8,932	$-	$(141,823)	$141,823	$-

Basic and diluted weighted average redeemable ordinary shares outstanding	-	11,487,992	11,487,992	-	11,487,992	11,487,992
Basic and diluted net loss per redeemable ordinary share	$-	$(0.00)	$(0.00)	$-	$(0.02)	$(0.02)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,160,153	(958,395)	3,201,758	4,153,521	(951,763)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.00)	$(0.00)	$(0.00)	$(0.03)	$0.01	$(0.02)

	Three Months Ended March 31, 2020
	As Previously		As
	Reported	Adjustments	Restated
Operating costs	$149,055	$-	$149,055
Loss from operations	(149,055)	-	(149,055)

Other income:
Interest income - bank	827	-	827
Interest income	534,368	-	534,368
Change in fair value of warrant liabilities	16,418	-	16,418
Total other income	551,613	-	551,613

Net income	$402,558	$-	$402,558
Less: income attributable to ordinary shares subject to possible redemption	(479,809)	479,809	-
Adjusted net loss	$(77,251)	$77,251	$-

Basic and diluted weighted average redeemable ordinary shares outstanding	-	11,487,992	11,487,992
Basic and diluted net loss per redeemable ordinary share	$-	$(0.09)	$(0.09)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,263,670	(1,061,912)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.02)	$(0.07)	$(0.09)

	Three Months Ended June 30, 2020			Six Months Ended June 30, 2020
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Operating costs	$146,045	$-	$146,045	$295,100	$-	$295,100
Loss from operations	(146,045)	-	(146,045)	(295,100)	-	(295,100)

Other income:
Interest income - bank	5	-	5	832	-	832
Interest income	24,271	-	24,271	558,639	-	558,639
Change in fair value of warrant liabilities	6,062	-	6,062	22,480	-	22,480
Total other income	30,338	-	30,338	581,951	-	581,951

Net (loss) income	$(115,707)	$-	$(115,707)	$286,851	$-	$286,851
Less: income attributable to ordinary shares subject to possible redemption	(3,920)	3,920	-	(90,220)	90,220	-
Adjusted net loss	$(119,627)	$119,627	$-	$196,631	$(196,631)	$-

Basic and diluted weighted average redeemable ordinary shares outstanding	-	3,960,532	3,960,532	-	7,724,262	7,724,262
Basic and diluted net loss per redeemable ordinary share	$-	$(0.04)	$(0.04)	$-	$(0.14)	$(0.14)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,374,169	(1,172,411)	3,201,758	4,318,920	(1,117,162)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.03)	$(0.01)	$(0.04)	$0.05	$(0.19)	$(0.14)

	Three Months Ended September 30, 2020			Nine Months Ended September 30, 2020
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Operating costs	$100,347	$-	$100,347	$395,447	$-	$395,447
Loss from operations	(100,347)	-	(100,347)	(395,447)	-	(395,447)

Other income:
Interest income - bank	3	-	3	835	-	835
Interest income	380	-	380	559,019	-	559,019
Change in fair value of warrant liabilities	15,734	-	15,734	38,214	-	38,214
Total other income	16,117	-	16,117	598,068	-	598,068

Net (loss) income	(84,230)	-	(84,230)	202,621	-	202,621
Less: income attributable to ordinary shares subject to possible redemption	(59)	59	-	(86,089)	86,089	-
Adjusted net (loss) income	$(84,289)	$84,289	$-	$116,532	$(116,532)	$-

Basic and diluted weighted average redeemable ordinary shares outstanding	-	1,414,480	1,414,480	-	5,605,649	5,605,649
Basic and diluted net loss per redeemable ordinary share	$-	$(0.06)	$(0.06)	$-	$(0.20)	$(0.20)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,387,754	(1,185,996)	3,201,758	4,340,885	(1,139,127)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.02)	$(0.04)	$(0.06)	$0.03	$(0.23)	$(0.20)

Schedule of cash flows
	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$560,869	$-	$560,869
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investment held in Trust Account	(688,610)	-	(688,610)
Change in fair value of warrant liabilities	(25,857)	-	(25,857)
Changes in current assets and current liabilities:
Prepaid assets	6,347	-	6,347
Accounts payable and accrued expense	(6,020)	-	(6,020)
Due to related parties	(2,379)	-	(2,379)
Net Cash Used in Operating Activities	(155,650)	-	(155,650)

Net Decrease in Cash	(155,650)	-	(155,650)
Cash – Beginning of the period	452,409	-	452,409
Cash – Ending of period	$296,759	$-	$296,759

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$560,866	$(560,866)	$-
Accretion of carrying value to redemption value	$-	$688,610	$688,610

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$1,134,733	$-	$1,134,733
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(1,382,661)	-	(1,382,661)
Change in fair value of warrant liabilities	(42,506)	-	(42,506)
Changes in current assets and current liabilities:
Prepaid assets	12,111	-	12,111
Accounts payable and accrued expense	(5,817)	-	(5,817)
Due to related parties	(2,379)	-	(2,379)
Net Cash Used in Operating Activities	(286,519)	-	(286,519)

Net Decrease in Cash	(286,519)	-	(286,519)
Cash – Beginning of the period	452,409	-	452,409
Cash – Ending of period	$165,890	$-	$165,890

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$1,134,728	$(1,134,728)	$-
Accretion of carrying value to redemption value	$-	$1,382,661	$1,382,661

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$1,691,680	$-	$1,691,680
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(1,999,894)	-	(1,999,894)
Change in fair value of warrant liabilities	(62,869)	-	(62,869)
Changes in current assets and current liabilities:
Prepaid assets	13,762	-	13,762
Accounts payable and accrued expense	(4,414)	-	(4,414)
Due to related parties	(2,379)	-	(2,379)
Net Cash Used in Operating Activities	(364,114)	-	(364,114)

Cash Flows from Financing Activities:
Proceeds from promissory note	1,148,800	-	1,148,800
Net Cash Provided by Financing Activities	1,148,800	-	1,148,800

Net Increase in Cash	784,686	-	784,686
Cash – Beginning of the period	452,409	-	452,409
Cash – Ending of period	$1,237,095	$-	$1,237,095

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$1,691,675	$(1,691,675)	$-
Accretion of carrying value to redemption value	$-	$1,999,894	$1,999,894

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$402,558	$-	$402,558
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(534,368)	-	(534,368)
Change in fair value of warrant liabilities	(16,418)	-	(16,418)
Changes in current assets and current liabilities:
Prepaid assets	(40,292)	-	(40,292)
Accounts payable and accrued expense	91,344	-	91,344
Net Cash Used in Operating Activities	(97,176)	-	(97,176)

Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(1,148,800)	-	(1,148,800)
Net Cash Used in Investing Activities	(1,148,800)	-	(1,148,800)

Cash Flows from Financing Activities:
Proceeds from promissory note – related party	780,000	-	780,000
Net Cash Provided by Financing Activities	780,000	-	780,000

Net Decrease in Cash	(465,976)	-	(465,976)
Cash – Beginning of the period	477,154	-	477,154
Cash – Ending of period	$11,178	$-	$11,178

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$402,566	$(402,566)	$-
Accretion of carrying value to redemption value	$-	1,683,168	$1,683,168

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$286,851	$-	$286,851
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(558,639)	-	(558,639)
Change in fair value of warrant liabilities	(22,480)	-	(22,480)
Changes in current assets and current liabilities:
Prepaid assets	(27,677)	-	(27,677)
Accounts payable and accrued expense	142,875	-	142,875
Due to related party	100,005	-	100,005
Net Cash Used in Operating Activities	(79,065)	-	(79,065)

Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(1,268,800)	-	(1,268,800)
Cash withdrawn from Trust Account to pay redeeming shareholders	105,879,118	-	105,879,118
Net Cash Provided by Investing Activities	104,610,318	-	104,610,318

Cash Flows from Financing Activities:
Proceeds from promissory note – related party	780,000	-	780,000
Proceeds from promissory note	100,000	-	100,000
Redemption of ordinary shares	(105,879,118)	-	(105,879,118)
Net Cash Used in Financing Activities	(104,999,118)	-	(104,999,118)

Net Decrease in Cash	(467,865)	-	(467,865)
Cash – Beginning of the period	477,154	-	477,154
Cash – Ending of period	$9,289	$-	$9,289

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$286,858	$(286,858)	$-
Accretion of carrying value to redemption value	$-	$1,827,439	$1,827,439

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$202,621	$-	$202,621
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(559,019)	-	(559,019)
Change in fair value of warrant liabilities	(38,214)	-	(38,214)
Changes in current assets and current liabilities:
Prepaid assets	(11,052)	-	(11,052)
Accounts payable and accrued expense	173,905	-	173,905
Due to related party	205,000	-	205,000
Net Cash Used in Operating Activities	(26,759)	-	(26,759)

Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(1,448,800)	-	(1,448,800)
Cash withdrawn from Trust Account to pay redeeming shareholders	105,879,118	-	105,879,118
Net Cash Provided by Investing Activities	104,430,318	-	104,430,318

Cash Flows from Financing Activities:
Proceeds from promissory note – related party	780,000	-	780,000
Proceeds from promissory note	220,000	-	220,000
Redemption of ordinary shares	(105,879,118)	-	(105,879,118)
Net Cash Used in Financing Activities	(104,879,118)	-	(104,879,118)

Net Decrease in Cash	(475,559)	-	(475,559)
Cash – Beginning of the period	477,154	-	477,154
Cash – Ending of period	$1,595	$-	$1,595

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$202,627	$(202,627)	$-
Accretion of carrying value to redemption value	$-	$2,007,819	$2,007,819